SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unaudited Pro Forma Financial Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	$ 8,606,548	$ 28,519,261	$ 34,635,426
Net loss	$ (8,292,427)	$ (42,001,415)	$ (33,171,473)
Net loss per common share	$ (62.65)	$ (54.46)	$ (434.81)